UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05379

Name of Fund: Royce Focus Trust, Inc.
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2011

Date of reporting period: 9/30/2011

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE FOCUS TRUST
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.8%

Consumer Discretionary – 8.1%
Automobiles - 1.6%
Thor Industries	100,000	$2,215,000

Specialty Retail - 6.5%
Buckle (The)	120,000	4,615,200
GameStop Corporation Cl. A [1,2]	195,000	4,504,500

		9,119,700

Total		11,334,700

Consumer Staples – 7.1%
Food Products - 5.4%
Cal-Maine Foods	75,000	2,357,250
Industrias Bachoco ADR	90,000	2,022,300
Sanderson Farms	65,000	3,087,500

		7,467,050

Personal Products - 1.7%
Nu Skin Enterprises Cl. A	60,000	2,431,200

Total		9,898,250

Energy – 12.0%
Energy Equipment & Services - 9.4%
Ensco ADR	75,000	3,032,250
Helmerich & Payne	50,000	2,030,000
Pason Systems	150,000	1,906,671
Tesco Corporation [2]	100,000	1,160,000
Trican Well Service	220,000	3,119,763
Unit Corporation [2]	50,000	1,846,000

		13,094,684

Oil, Gas & Consumable Fuels - 2.6%
Exxon Mobil	50,000	3,631,500

Total		16,726,184

Financials – 20.8%
Capital Markets - 14.7%
Affiliated Managers Group [2]	33,600	2,622,480
Ashmore Group	600,000	3,008,570
Franklin Resources	50,000	4,782,000
INTL FCStone [2]	65,000	1,349,400
Knight Capital Group Cl. A [2]	150,000	1,824,000
Partners Group Holding	10,000	1,645,323
Sprott	350,000	2,171,009
U.S. Global Investors Cl. A	147,849	1,002,416
Value Partners Group	5,600,000	2,102,203

		20,507,401

Insurance - 3.8%
Berkshire Hathaway Cl. B [2]	75,000	5,328,000

Real Estate Management & Development - 2.3%
Kennedy-Wilson Holdings	312,196	3,309,278

Total		29,144,679

Health Care – 1.3%
Biotechnology - 1.3%
Myriad Genetics [2]	95,000	1,780,300

Total		1,780,300

Industrials – 7.5%
Building Products - 0.9%
Simpson Manufacturing	50,000	1,246,500

Construction & Engineering - 1.1%
Jacobs Engineering Group [2]	50,000	1,614,500

Electrical Equipment - 0.9%
GrafTech International [2]	100,000	1,270,000

Machinery - 3.3%
Lincoln Electric Holdings	60,000	1,740,600
Pfeiffer Vacuum Technology	5,000	435,508
Semperit AG Holding	60,000	2,384,546

		4,560,654

Road & Rail - 1.3%
Patriot Transportation Holding [2]	90,000	1,818,900

Total		10,510,554

Information Technology – 15.2%
Computers & Peripherals - 4.7%
SanDisk Corporation [2]	60,000	2,421,000
Western Digital [2]	160,000	4,115,200

		6,536,200

Semiconductors & Semiconductor Equipment - 7.0%
Aixtron ADR	130,000	1,887,600
Analog Devices	142,000	4,437,500
MKS Instruments	160,000	3,473,600

		9,798,700

Software - 3.5%
Microsoft Corporation	200,000	4,978,000

Total		21,312,900

Materials – 29.8%
Chemicals - 5.6%
LSB Industries [2]	70,000	2,006,900
Mosaic Company (The)	75,000	3,672,750
Westlake Chemical	60,000	2,056,800

		7,736,450

Metals & Mining - 24.2%
Alamos Gold	120,000	1,803,607
Allied Nevada Gold [2]	160,000	5,729,600
Centamin Egypt [2]	1,200,000	1,820,784
Endeavour Mining [2]	900,000	1,717,721
Fresnillo	70,000	1,722,483
Globe Specialty Metals	100,000	1,452,000
Major Drilling Group International	220,000	2,170,818
Newmont Mining	60,000	3,774,000
Nucor Corporation	50,000	1,582,000
Pan American Silver	118,500	3,172,245
Reliance Steel & Aluminum	75,000	2,550,750
Schnitzer Steel Industries Cl. A	75,000	2,760,000
Seabridge Gold [2]	160,000	3,596,800

		33,852,808

Total		41,589,258

TOTAL COMMON STOCKS
(Cost $140,236,712)		142,296,825

REPURCHASE AGREEMENT – 16.5%
Fixed Income Clearing Corporation, 0.01% dated 9/30/11, due 10/3/11, maturity value $23,113,019 (collateralized by obligations of various U.S. Government Agencies, 1.75% due 8/22/12, valued at $23,695,175) (Cost $23,113,000)		23,113,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.6%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.0105%) (Cost $3,596,012)		3,596,012

TOTAL INVESTMENTS – 120.9%
(Cost $166,945,724)		169,005,837

LIABILITIES LESS CASH AND OTHER ASSETS – (3.0)%		(4,198,838)

PREFERRED STOCK – (17.9)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$139,806,999

[1]	All or a portion of this security was on loan at September 30, 2011. Total market value of loaned securities at September 30, 2011, was $3,390,526.
[2]	Non-income producing.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $166,945,724. At September 30, 2011, net unrealized appreciation for all securities was $2,060,113, consisting of aggregate gross unrealized appreciation of $21,529,942 and aggregate gross unrealized depreciation of $19,469,829.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures approved by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common stocks	$116,287,819	$26,009,006	$–	$142,296,825
Cash equivalents	3,596,012	23,113,000	–	26,709,012

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)      The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)      There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 15, 2011

By:

/s/John D. Diederich
John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: November 15, 2011